Note 14 - Derivative Financial Instruments (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 07, 2008	Dec. 31, 2010
Notional Amount of Interest Rate Derivatives	$ 90,000,000
Derivative, Gain on Derivative	1,700,000
Derivative Instruments, Gain Recognized in Income		$ 508,746